INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 7,084	$ 8,130
Work in process	7,471	5,477
Finished products	10,803	11,505
Inventory, Net	$ 25,358	$ 25,112